Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current: Federal
Current: Foreign
Current: State and local	19,197	(22,373)
Total current	19,197	(22,373)
Deferred: Federal	(1,166,562)	(896,468)
Deferred: Foreign
Deferred: State and local	(196,494)	(333,141)
Less: valuation allowance	1,363,056	1,229,609
Total deferred
Income tax provision (benefit)	$ 19,197	$ (22,373)